Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 29, 2023 CNY (¥)	Sep. 29, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration			¥ 0	¥ 0	¥ 509,872
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Finite lived intangible assets useful live			10 years
Impairment of finite lived intangible assets			¥ 0	0
VMT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Finite lived intangible assets useful live			5 years
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Impairment of finite lived intangible assets			¥ 885	¥ 0	¥ 8,712
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Net Income (Loss)	Net Income (Loss)
Dogotix [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration	¥ 710,000	$ 98,960
Finite lived intangible assets useful live	10 years	10 years
Impairment of finite lived intangible assets			¥ 0	¥ 0
Business acquisition equity interest percentage	74.82%	74.82%
Business combination equity interest in acquiree percentage	25.18%	25.18%
Business combination step acquistion equity interest in acquiree fair value	¥ 205,000
Business combination consideration transferred including equity interest in acquiree held prior to combination	915,000
Finite lived intangible assets acquired	¥ 778,000